Related parties (Detail 3)		12 Months Ended
		Dec. 31, 2018 CHF (SFr)		Dec. 31, 2018 USD ($)		Dec. 31, 2017 CHF (SFr)		Dec. 31, 2017 USD ($)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Loans Advances And Mortgages To Key Management Personnel [Line Items]
Balance at the beginning of the year		SFr 41,000,000		$ 42,000,000	[1],[2]			$ 42,000,000	[1],[2]
Additions	[1]			15,000,000				2,000,000
Reductions	[1]			(22,000,000)				(1,000,000)
Balance at the end of the year		34,000,000		34,000,000	[1],[2]	SFr 41,000,000		42,000,000	[1],[2]
Unused uncommitted credit facilities of one GEB and one BoD member		2,949,690				5,196,294				$ 3,000,000	$ 5,330,670
UBS AG
Loans Advances And Mortgages To Key Management Personnel [Line Items]
Balance at the beginning of the year	[3]	34,000,000	[1],[4]	35,000,000				34,000,000	[1]
Additions	[1]			15,000,000				2,000,000
Reductions	[1]			(22,000,000)				(1,000,000)
Balance at the end of the year	[3]	27,000,000	[1],[4]	$ 28,000,000		34,000,000	[1],[4]	$ 35,000,000
Unused uncommitted credit facilities of one GEB and one BoD member		SFr 2,949,690				SFr 5,196,294				$ 3,000,000	$ 5,330,670

[1]	All loans are secured loans
[2]
Excludes unused uncommitted credit facilities for one GEB member of USD 3,000,000 (CHF 2,949,690) as of 31 December 2018 and for two GEB members and one BoD member of USD 5,330,670 (CHF 5,196,294) as of 31 December 2017.

[3]
Excludes unused uncommitted credit facilities for one EB member of USD 3,000,000 (CHF 2,949,690) as of 31 December 2018 and for two EB and one BoD member of USD 5,330,670 (CHF 5,196,294) as of 31 December 2017.

[4]	Swiss franc amounts disclosed represent the respective US dollar amounts translated at the relevant year-end closing exchange rate.